VCA-10

Schedule of Investments (unaudited)

as of September 30, 2022

Description	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Aerospace & Defense — 2.3%
Airbus SE (France)	12,161	$1,047,855
Raytheon Technologies Corp.	25,263	2,068,029

		3,115,884

Airlines — 0.6%
Delta Air Lines, Inc.*	31,061	871,572

Automobiles — 3.2%
Dr. Ing. h.c. F. Porsche AG (Germany), 144A*	2,178	175,516
General Motors Co.	33,505	1,075,176
Tesla, Inc.*	11,664	3,093,876

		4,344,568

Banks — 7.5%
Bank of America Corp.	80,473	2,430,285
Citigroup, Inc.	16,250	677,138
JPMorgan Chase & Co.	26,669	2,786,910
PNC Financial Services Group, Inc. (The)	14,694	2,195,577
Truist Financial Corp.	49,050	2,135,637

		10,225,547

Beverages — 1.4%
PepsiCo, Inc.	11,744	1,917,325

Biotechnology — 3.5%
AbbVie, Inc.	17,951	2,409,204
Amgen, Inc.	6,441	1,451,801
Vertex Pharmaceuticals, Inc.*	3,018	873,832

		4,734,837

Building Products — 1.1%
Johnson Controls International PLC	29,570	1,455,435

Capital Markets — 2.7%
Blackstone, Inc.	11,315	947,065
Goldman Sachs Group, Inc. (The)	9,472	2,775,770

		3,722,835

Chemicals — 2.3%
DuPont de Nemours, Inc.	19,282	971,813
Linde PLC (United Kingdom)	8,010	2,159,416

		3,131,229

Communications Equipment — 0.9%
Cisco Systems, Inc.	30,999	1,239,960

Consumer Finance — 0.8%
SLM Corp.	82,172	1,149,586

Containers & Packaging — 1.2%
Crown Holdings, Inc.	20,546	1,664,842

Electric Utilities — 1.3%
NextEra Energy, Inc.	22,666	1,777,241

Equity Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc.	11,347	1,590,736
SBA Communications Corp.	2,636	750,337

		2,341,073

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	2,604	1,229,791
Walmart, Inc.	16,594	2,152,242

		3,382,033

Food Products — 0.9%
Mondelez International, Inc. (Class A Stock)	22,471	1,232,085

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	20,645	1,997,610
Dexcom, Inc.*	5,132	413,332

		2,410,942

Health Care Providers & Services — 3.9%
Centene Corp.*	19,129	1,488,428
Cigna Corp.	4,511	1,251,667
Laboratory Corp. of America Holdings	5,733	1,174,176
UnitedHealth Group, Inc.	2,706	1,366,638

		5,280,909

Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. (Class A Stock)*	5,522	580,031
McDonald’s Corp.	9,386	2,165,726

		2,745,757

Household Products — 1.6%
Procter & Gamble Co. (The)	16,921	2,136,276

Insurance — 5.3%
Chubb Ltd. (Switzerland)	16,124	2,932,633
Marsh & McLennan Cos., Inc.	8,874	1,324,800
MetLife, Inc.	27,337	1,661,543
RenaissanceRe Holdings Ltd. (Bermuda)	9,890	1,388,457

		7,307,433

Interactive Media & Services — 4.0%
Alphabet, Inc. (Class A Stock)*	30,217	2,890,256
Alphabet, Inc. (Class C Stock)*	9,780	940,347
Meta Platforms, Inc. (Class A Stock)*	10,245	1,390,042
ZoomInfo Technologies, Inc.*	4,434	184,720

		5,405,365

Internet & Direct Marketing Retail — 2.7%
Amazon.com, Inc.*	24,829	2,805,677
MercadoLibre, Inc. (Uruguay)*	1,122	928,769

		3,734,446

IT Services — 1.7%
Adyen NV (Netherlands), 144A*	564	703,112
Mastercard, Inc. (Class A Stock)	4,726	1,343,791
Snowflake, Inc. (Class A Stock)*	1,972	335,161

		2,382,064

Life Sciences Tools & Services — 2.2%
Danaher Corp.	10,607	2,739,682
Lonza Group AG (Switzerland)	691	337,279

		3,076,961

Machinery — 3.0%
Deere & Co.	4,303	1,436,728
Fortive Corp.	23,260	1,356,058
Otis Worldwide Corp.	21,261	1,356,452

		4,149,238

Multi-Utilities — 2.7%
Ameren Corp.	18,826	1,516,434
Dominion Energy, Inc.	31,885	2,203,573

		3,720,007

Oil, Gas & Consumable Fuels — 7.5%
Chevron Corp.	24,527	3,523,794
ConocoPhillips	26,681	2,730,534
Hess Corp.	16,551	1,803,893
Williams Cos., Inc. (The)	76,262	2,183,381

		10,241,602

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,104	670,154

Pharmaceuticals — 8.3%
AstraZeneca PLC (United Kingdom), ADR	36,359	1,993,927
Bristol-Myers Squibb Co.	51,622	3,669,808
Eli Lilly & Co.	14,482	4,682,755
Novo Nordisk A/S (Denmark), ADR	9,421	938,614

		11,285,104

Road & Rail — 0.9%
Union Pacific Corp.	6,618	1,289,319

Semiconductors & Semiconductor Equipment — 4.4%
ASML Holding NV (Netherlands)	1,386	575,675
Broadcom, Inc.	3,087	1,370,659
Lam Research Corp.	1,895	693,570
NVIDIA Corp.	6,797	825,088
NXP Semiconductors NV (Netherlands)	8,005	1,180,818
QUALCOMM, Inc.	12,430	1,404,341

		6,050,151

Software — 4.9%
Atlassian Corp. PLC (Australia) (Class A Stock)*	2,098	441,818
Crowdstrike Holdings, Inc. (Class A Stock)*	2,326	383,348
Microsoft Corp.	20,571	4,790,986
Salesforce, Inc.*	7,214	1,037,662

		6,653,814

Specialty Retail — 0.8%
Lowe’s Cos., Inc.	5,618	1,055,117

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	33,354	4,609,523

Textiles, Apparel & Luxury Goods — 1.9%
Lululemon Athletica, Inc. (Canada)*	2,889	807,649
LVMH Moet Hennessy Louis Vuitton SE (France)	2,452	1,445,047
NIKE, Inc. (Class B Stock)	4,051	336,719

		2,589,415

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	2,364	317,178

TOTAL COMMON STOCKS (cost $104,359,126)		133,416,827

SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,394,876)(a)	3,394,876	3,394,876

TOTAL INVESTMENTS — 100.1% (cost $107,754,002)		136,811,703
Liabilities in excess of other assets — (0.1)%		(69,143)

NET ASSETS — 100.0%		$136,742,560

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).